Trade and other payables (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables
Trade payables	$ 6,464,038	$ 734,405
Amounts due to affiliates		78
Other payable	124,244	2,156
Trade and other payables	10,889,554	12,319,117
Contract research organization
Trade and other payables
Trade payables	5,704,052
Accrued expenses	1,293,379	10,854,531
Other
Trade and other payables
Accrued expenses	$ 3,007,893	$ 727,947